UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03721

Dreyfus Intermediate Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	02/28/18

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Municipal Bond Fund, Inc.
February 28, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1%
Alabama - 2.2%
Alabama Public School and College
Authority,
Capital Improvement Revenue	5.00	1/1/26	1,500,000	1,728,690
Birmingham Water Works Board,
Water Revenue	5.00	1/1/31	3,260,000	3,759,660
Lower Alabama Gas District,
Gas Project Revenue	5.00	9/1/31	2,000,000	2,329,900
University of Alabama Board of Trustees,
General Revenue (The University of
Alabama)	5.00	7/1/24	6,025,000	6,768,425
				14,586,675
Alaska - .6%
Alaska Industrial Development and
Export Authority,
Revolving Fund Revenue	5.25	4/1/24	3,780,000	4,047,473
Arizona - 2.5%
Phoenix Civic Improvement Corporation,
Junior Lien Wastewater System
Revenue	5.00	7/1/28	5,000,000	5,740,150
Phoenix Civic Improvement Corporation,
Junior Lien Water System Revenue	5.00	7/1/23	5,000,000	5,741,100
Salt River Project Agricultural
Improvement and Power District,
Salt River Project Electric System
Revenue	5.00	12/1/27	4,500,000	4,983,210
				16,464,460
Arkansas - .7%
University of Arkansas Board of Trustees,
Various Facility Revenue (Fayetteville
Campus)	5.00	11/1/35	2,685,000	3,068,015
University of Arkansas Board of Trustees,
Various Facility Revenue (Fayetteville
Campus)	5.00	11/1/36	1,585,000	1,809,024
				4,877,039
California - 5.9%
California,
GO	5.00	8/1/28	1,150,000	1,359,254
California,
GO (Various Purpose)	5.00	8/1/30	3,500,000	4,093,600
California,
GO (Various Purpose)	5.00	8/1/36	4,000,000	4,584,480

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
California - 5.9% (continued)
California State Public Works Board,
LR (Judicial Council of California)
(Various Judicial Council Projects)	5.00	3/1/26	1,500,000		1,698,495
California State Public Works Board,
LR (Various Capital Projects)	5.00	12/1/26	4,355,000		5,062,208
California Statewide Communities
Development Authority,
Revenue (Loma Linda University
Medical Center)	5.00	12/1/31	1,000,000	[a]	1,086,430
Clovis Unified School District,
GO (Insured; National Public Finance
Guarantee Corp.)	0.00	8/1/22	10,415,000	[b]	9,402,662
Coast Community College District,
GO (Insured; National Public Finance
Guarantee Corp.)	0.00	8/1/20	1,855,000	[b]	1,782,006
Orange County Transportation Authority,
Senior Lien Toll Road Revenue (91
Express Lanes)	5.00	8/15/28	2,500,000		2,864,725
Sacramento City Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	7/1/23	5,065,000	[b]	4,415,768
San Diego Public Facilities Financing
Authority,
Subordinated Water Revenue (Payable
Solely from Subordinated Installment
Payments Secured by Net System
Revenues of the Water Utility Fund)	5.00	8/1/28	2,000,000		2,251,340
Tobacco Securitization Authority of
Southern California,
Tobacco Settlement Asset-Backed
Bonds (San Diego County Tobacco
Asset Securitization Corporation)	4.75	6/1/25	705,000		706,516
University of California Regents,
General Revenue	5.25	5/15/23	125,000		125,991
					39,433,475
Colorado - 3.8%
City and County of Denver,
Airport System Subordinate Revenue	5.50	11/15/26	15,640,000		17,921,720
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	6.00	10/1/23	5,355,000		5,477,629
University of Colorado,
Enterprise Revenue, Refunding	5.00	6/1/30	1,750,000		2,099,475
					25,498,824
Connecticut - 2.2%
Connecticut,
GO	5.00	10/15/25	5,500,000		6,061,770

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Connecticut - 2.2% (continued)
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	8/1/26	2,500,000	2,826,550
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	9/1/32	5,500,000	6,052,915
				14,941,235
District of Columbia - 1.7%
District of Columbia Water and Sewer
Authority,
Public Utility Subordinate Lien Revenue	5.00	10/1/27	5,980,000	6,713,985
Metropolitan Washington Airports
Authority,
Airport System Revenue	5.00	10/1/25	3,000,000	3,378,360
Metropolitan Washington Airports
Authority,
Airport System Revenue	5.00	10/1/35	1,000,000	1,119,760
				11,212,105
Florida - 8.2%
Broward County,
Airport System Revenue	5.00	10/1/22	3,605,000	4,045,819
Broward County,
Airport System Revenue	5.00	10/1/36	2,000,000	2,257,980
Broward County,
Port Facilities Revenue	5.00	9/1/21	4,340,000	4,756,119
Citizens Property Insurance Corporation,
Coastal Account Senior Secured
Revenue	5.00	6/1/25	16,000,000	18,490,240
Citizens Property Insurance Corporation,
Personal Lines Account/Commercial
Lines Account Senior Secured Revenue	5.00	6/1/21	4,000,000	4,392,560
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.25	2/15/22	2,000,000	2,249,900
Florida Municipal Power Agency,
All-Requirements Power Supply Project
Revenue	5.00	10/1/24	1,480,000	1,715,853
Florida Municipal Power Agency,
All-Requirements Power Supply Project
Revenue	5.00	10/1/30	1,250,000	1,432,950
Hillsborough County,
Solid Waste and Resource Recovery
Revenue	5.00	9/1/26	1,260,000	1,461,096

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Florida - 8.2% (continued)
Lee County,
Transportation Facilities Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	10/1/24	2,500,000		2,891,800
Miami Beach Redevelopment Agency,
Tax Increment Revenue (City
Center/Historic Convention Village)	5.00	2/1/34	2,000,000		2,259,160
Miami-Dade County,
Seaport Revenue	5.75	10/1/28	1,500,000		1,723,770
Miami-Dade County,
Subordinate Special Obligation
Revenue	5.00	10/1/26	1,000,000		1,120,890
Orange County,
Tourist Development Tax Revenue	5.00	10/1/32	3,275,000		3,756,523
South Miami Health Facilities Authority,
Revenue, Refunding (Baptist Health
South Florida)	5.00	8/15/31	1,750,000		2,008,248
					54,562,908
Georgia - 2.7%
Atlanta,
Water and Wastewater Revenue	5.00	11/1/31	2,000,000		2,294,920
Atlanta Development Authority,
Senior Lien Revenue (New Downtown
Atlanta Stadium Project)	5.00	7/1/27	1,000,000		1,155,600
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/25	4,000,000		4,785,760
Fulton County Development Authority,
Hospital Revenue (Wellstar Health
Systems)	5.00	4/1/36	1,350,000		1,511,042
Main Street Natural Gas Incorporated,
Gas Supply Revenue, 1 Month LIBOR +
.75%	1.81	9/1/23	2,500,000	[c]	2,508,625
Main Street Natural Gas, Inc.,
Gas Project Revenue (Guaranty
Agreement; Merrill Lynch and Co., Inc.)	5.50	9/15/28	2,530,000		3,034,406
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.00	1/1/28	2,500,000		2,862,075
					18,152,428
Illinois - 11.1%
Chicago,
Customer Facility Charge Senior Lien
Revenue (Chicago O'Hare International
Airport)	5.50	1/1/26	3,300,000		3,731,673
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/23	3,530,000		3,949,576

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Illinois - 11.1% (continued)
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/29	4,000,000	4,495,880
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/35	3,000,000	3,375,720
Chicago,
Second Lien Water Revenue	5.00	11/1/25	1,200,000	1,369,356
Chicago,
Second Lien Water Revenue	5.00	11/1/27	2,000,000	2,262,360
Chicago Park District,
Limited Tax GO	5.00	1/1/28	1,000,000	1,102,330
Chicago Park District,
Limited Tax GO	5.00	1/1/30	2,060,000	2,252,280
Cook County,
GO	5.25	11/15/33	3,500,000	3,715,915
Greater Chicago Metropolitan Water
Reclamation District,
GO	5.00	12/1/31	3,275,000	3,737,626
Illinois Finance Authority,
Revenue (Advocate Health Care
Network)	5.00	6/1/28	9,005,000	9,889,471
Illinois Finance Authority,
Revenue (OFS Healthcare System)	5.00	11/15/28	1,205,000	1,353,010
Illinois Finance Authority,
Revenue (Rush University Medical
Center Obligated Group)	5.00	11/15/33	2,140,000	2,383,040
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/25	5,000,000	5,312,850
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.00	12/15/28	5,000,000	5,320,450
Metropolitan Pier and Exposition
Authority,
Tax Revenue, Refunding (McCormick
Place Expansion Project) (Insured;
National Public Finance Guarantee
Corp.)	5.55	6/15/21	1,000,000	1,013,330
Railsplitter Tobacco Settlement
Authority,
Revenue	5.00	6/1/28	2,470,000	2,807,180
Railsplitter Tobacco Settlement
Authority,
Tobacco Settlement Revenue	5.25	6/1/21	3,300,000	3,615,810
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.00	4/1/26	7,595,000	8,324,424

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Illinois - 11.1% (continued)
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.00	4/1/32	3,655,000	4,020,061
				74,032,342
Indiana - 2.8%
Indiana Finance Authority,
Educational Facilities Revenue (Butler
University Project)	5.00	2/1/30	1,400,000	1,526,420
Indiana Finance Authority,
First Lien Wastewater Utility Revenue
(CWA Authority Project)	5.25	10/1/23	2,500,000	2,788,525
Indiana Municipal Power Agency,
Power Supply System Revenue	5.00	1/1/36	3,000,000	3,401,400
Indianapolis,
Gas Utility Distribution System Second
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/15/23	3,500,000	3,770,165
Richmond Hospital Authority,
Revenue (Reid Hospital Project)	5.00	1/1/28	2,440,000	2,723,870
Whiting Environmental Facilities,
Revenue (BP Products North America
Inc. Project)	5.00	11/1/24	4,000,000	4,650,240
				18,860,620
Iowa - .4%
Iowa Finance Authority,
Health Facilities Revenue (UnityPoint
Health)	5.00	8/15/32	2,280,000	2,547,444
Kentucky - 1.3%
Kentucky Public Energy Authority,
Gas Supply Revenue	4.00	4/1/24	6,000,000	6,431,100
Pikeville,
Hospital Improvement Revenue
(Pikeville Medical Center, Inc. Project)	6.25	3/1/23	2,195,000	2,437,284
				8,868,384
Louisiana - 2.6%
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement Asset-Backed
Bonds	5.00	5/15/27	17,500,000	17,597,825
Maryland - 1.4%
Maryland Economic Development
Corporation,
Private Activity Revenue (Purple Line
Light Rail Project) (Green Bonds)	5.00	3/31/24	1,000,000	1,090,290
Maryland Health and Higher Educational
Facilities Authority,
Revenue (Peninsula Regional Medical
Center Issue)	5.00	7/1/31	1,740,000	1,931,800

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Maryland - 1.4% (continued)
Maryland Health and Higher Educational
Facilities Authority,
Revenue (The Johns Hopkins Health
System Obligated Group Issue)	5.00	7/1/24	1,155,000	1,297,007
Maryland Stadium Authority,
Baltimore City Public Schools
Construction and Revitalization
Program Revenue	5.00	5/1/22	1,500,000	1,680,165
Maryland Stadium Authority,
Revenue (Construction & Revitalization
Program)	5.00	5/1/37	3,090,000	3,537,463
				9,536,725
Massachusetts - 4.7%
Massachusetts,
Federal Highway GAN (Accelerated
Bridge Program)	5.00	6/15/23	3,250,000	3,652,740
Massachusetts,
Federal Highway GAN (Accelerated
Bridge Program)	5.00	6/15/26	2,500,000	2,946,675
Massachusetts College Building Authority,
Revenue	5.00	5/1/27	1,800,000	2,003,238
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	5.00	7/1/25	1,000,000	1,091,440
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	5.00	7/1/34	2,630,000	2,992,230
Massachusetts Development Finance
Agency,
Revenue, Refunding (Tufts Medical
Center Issue)	5.50	1/1/22	1,200,000	1,311,168
Massachusetts Educational Financing
Authority,
Education Loan Revenue (Issue K)	5.00	7/1/22	6,645,000	7,302,523
Massachusetts Port Authority,
Revenue, Refunding	5.00	7/1/23	2,000,000	2,269,380
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/24	5,000,000	5,638,250
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/28	2,000,000	2,241,680
				31,449,324
Michigan - 4.1%
Detroit,
Sewage Disposal System Senior Lien
Revenue (Insured; Assured Guaranty
Municipal Corp.)	5.25	7/1/19	1,635,000	1,707,463

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Michigan - 4.1% (continued)
Detroit School District,
School Building and Site Improvement
Bonds (GO - Unlimited Tax) (Insured;
FGIC)	6.00	5/1/19	2,965,000	3,116,897
Great Lakes Water Authority,
Water Supply System Second Lien
Revenue	5.00	7/1/36	5,000,000	5,488,400
Michigan Finance Authority,
Hospital Revenue, Refunding (Trinity
Health Credit Group)	5.00	12/1/34	2,000,000	2,288,500
Michigan Finance Authority,
HR (Beaumont Health Credit Group)	5.00	8/1/25	3,180,000	3,642,277
Michigan Finance Authority,
HR (Oakwood Obligated Group)	5.00	8/15/30	3,870,000	4,257,387
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/30	1,000,000	1,122,460
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/23	5,000,000	5,660,050
				27,283,434
Minnesota - .2%
Western Minnesota Municipal Power
Agency,
Power Supply Revenue	5.00	1/1/24	1,000,000	1,150,630
Missouri - 2.5%
Missouri Development Finance Board,
Infrastructure Facilities Revenue
(Branson Landing Project)	5.00	6/1/28	1,495,000	1,662,111
Missouri Development Finance Board,
Infrastructure Facilities Revenue
(Branson Landing Project)	5.00	6/1/30	2,425,000	2,688,549
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (CoxHealth)	5.00	11/15/35	3,705,000	4,096,248
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (Saint Luke's
Health System, Inc.)	5.00	11/15/26	1,000,000	1,161,360

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Missouri - 2.5% (continued)
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (Saint Luke's
Health System, Inc.)	5.00	11/15/28	1,300,000	1,488,942
Missouri Joint Municipal Electric Utility
Commission,
Power Project Revenue (Iatan 2
Project)	5.00	1/1/32	1,550,000	1,729,552
Missouri Joint Municipal Electric Utility
Commission,
Power Project Revenue (Prairie State
Project)	5.00	12/1/30	3,270,000	3,686,173
				16,512,935
Nebraska - 1.5%
Public Power Generation Agency,
Revenue (Whelan Energy Center Unit
2)	5.00	1/1/29	4,750,000	5,354,485
Public Power Generation Agency of
Nebraska,
Revenue (Whelan Energy Center Unit
2)	5.00	1/1/30	2,250,000	2,527,447
Public Power Generation Agency of
Nebraska,
Revenue (Whelan Energy Center Unit
2)	5.00	1/1/38	2,000,000	2,234,980
				10,116,912
Nevada - 1.1%
Director of the State of Nevada
Department of Business and Industry,
SWDR (Republic Services, Inc. Project)	5.63	6/1/18	5,000,000	5,048,150
Las Vegas Valley Water District,
Limited Tax GO (Additionally Secured
by Southern Nevada Water Authority
Pledged Revenues)	5.00	6/1/25	2,100,000	2,345,238
				7,393,388
New Jersey - 3.0%
New Jersey Economic Development
Authority,
Revenue	5.25	6/15/27	2,500,000	2,755,425
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	3/1/28	2,250,000	2,384,438
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/29	1,400,000	1,529,920
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/31	4,000,000	4,342,040

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
New Jersey - 3.0% (continued)
New Jersey Turnpike Authority,
Turnpike Revenue, Refunding	5.00	1/1/31	1,250,000		1,460,263
Rutgers, The State University,
GO	5.00	5/1/29	6,840,000		7,691,580
					20,163,666
New York - 8.3%
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/30	5,000,000		5,777,300
New York City,
GO	5.00	3/1/25	3,300,000		3,798,465
New York City,
GO	5.00	8/1/28	5,000,000		5,510,300
New York City,
GO	5.00	12/1/31	3,750,000		4,338,712
New York City Health and Hospitals
Corporation,
Health System Revenue	5.00	2/15/22	4,385,000		4,650,424
New York City Industrial Development
Agency,
Senior Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated Group)	5.00	7/1/20	3,035,000		3,226,235
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	5/1/28	4,400,000		4,984,364
New York Liberty Development
Corporation,
Revenue (Goldman Sachs Headquarters
Issue)	5.25	10/1/35	2,000,000		2,462,540
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	2/15/25	3,925,000		4,518,460
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/32	4,000,000		4,542,600
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose) (Prerefunded)	5.25	2/15/19	10,000	[d]	10,363
New York Transportation Development
Corporation,
Special Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	5.00	8/1/26	1,000,000		1,071,130
New York Transportation Development
Corporation,
Special Facility Revenue (LaGuardia
Airport Terminal B Redevelopment
Project)	5.00	7/1/34	1,000,000		1,100,560

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
New York - 8.3% (continued)
Suffolk Tobacco Asset Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	5.38	6/1/28	735,000		734,838
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels), 1 Month LIBOR + .35%	1.41	12/3/19	5,000,000	[c]	5,003,750
TSASC,
Revenue	5.00	6/1/32	3,000,000		3,403,440
					55,133,481
North Carolina - .7%
North Carolina Medical Care Commission,
Health Care Facilities Revenue (Vidant
Health)	5.00	6/1/32	2,500,000		2,814,725
North Carolina Turnpike Authority,
Revenue (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/28	1,500,000		1,733,670
					4,548,395
Ohio - .7%
Montgomery County,
Revenue (Miami Valley Hospital)	5.75	11/15/22	2,970,000		3,266,465
Ohio Hospital Facilities,
Revenue, Refunding (Cleveland Clinic
Health Systems)	5.00	1/1/31	1,250,000		1,471,913
					4,738,378
Oregon - .6%
Oregon Facilities Authority,
Revenue (Legacy Health Project)	5.00	6/1/35	2,500,000		2,816,075
Port of Portland,
Revenue (Portland International
Airport)	5.00	7/1/35	1,000,000		1,128,590
					3,944,665
Pennsylvania - 4.0%
Commonwealth Financing Authority of
Pennsylvania,
Revenue	5.00	6/1/31	2,500,000		2,806,700
Pennsylvania Higher Educational
Facilities Authority,
Health System Revenue (University of
Pennsylvania Health System)	5.00	8/15/25	1,700,000		1,999,965
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special Revenue	5.00	12/1/30	5,000,000		5,710,400
Pennsylvania Turnpike Commission,
Revenue, Refunding	5.00	12/1/31	2,400,000		2,733,288
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/31	1,650,000		1,868,015

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Pennsylvania - 4.0% (continued)
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/28	3,250,000		3,696,192
Philadelphia Airport,
Revenue, Refunding	5.00	7/1/31	1,000,000		1,137,250
Philadelphia School District,
GO	5.00	9/1/21	3,555,000		3,771,535
Philadelphia School District,
GO	5.00	9/1/30	2,490,000		2,714,698
Philadelphia School District,
GO, (Prerefunded)	5.00	9/1/26	10,000	[d]	11,945
					26,449,988
South Carolina - .4%
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.00	12/1/25	2,320,000		2,637,840
Tennessee - .3%
Tennessee Energy Acquisition
Corporation,
Gas Project Revenue	5.25	9/1/26	1,505,000		1,751,203
Texas - 7.8%
Arlington,
Special Tax Revenue, Sr. Lien (Insured;
Assured Guaranty Municipal Corp.)	5.00	2/15/34	1,500,000		1,689,990
Austin,
Electric Utility System Revenue	5.00	11/15/23	1,550,000		1,682,804
Central Texas Regional Mobility
Authority,
Senior Lien Revenue	5.00	1/1/32	1,350,000		1,505,736
Cypress-Fairbanks Independent School
District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	5.00	2/15/27	5,000,000		5,708,150
Dallas and Fort Worth,
Joint Revenue (Dallas-Fort Worth
International Airport)	5.00	11/1/22	4,000,000		4,484,320
Harris County,
Tax Road GO	5.00	10/1/27	2,500,000		2,955,625
Harris County-Houston Sports Authority,
Senior Lien Revenue	5.00	11/15/28	2,500,000		2,817,625
Harris County-Houston Sports Authority,
Senior Lien Revenue	5.00	11/15/29	2,325,000		2,609,836
Houston,
Airport System Subordinate Lien
Revenue (Insured; XLCA), Auction-
Based	3.21	7/1/32	1,700,000	[e]	1,644,138
Houston,
Combined Utility System First Lien
Revenue	5.00	11/15/29	2,500,000		2,764,425

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Texas - 7.8% (continued)
Love Field Airport Modernization
Corporation,
General Airport Revenue	5.00	11/1/24	1,000,000	1,142,000
New Hope Cultural Educational Facilities
Finance Corp.,
Hospital Revenue, Refunding
(Children's Health System Project)	5.00	8/15/29	1,750,000	2,042,460
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/31	5,000,000	5,610,000
Plano Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/26	3,000,000	3,540,210
San Antonio,
Municipal Drainage Utility System
Revenue	5.00	2/1/28	5,000,000	5,613,900
San Antonio,
Water System Revenue	5.00	5/15/29	1,355,000	1,452,154
Tarrant County Cultural Education
Facilities Finance Corporation,
HR (Baylor Scott and White Health
Project)	5.00	11/15/31	1,400,000	1,596,742
Texas Transportation Commission,
Central Texas Turnpike System Second
Tier Revenue	5.00	8/15/31	2,500,000	2,797,550
				51,657,665
Utah - .5%
Utah Transit Authority,
Subordinated Sales Tax Revenue	5.00	6/15/35	2,645,000	2,968,563
Virginia - 1.2%
Richmond,
Public Utility Revenue	5.00	1/15/31	4,095,000	4,768,054
Virginia Small Business Financing
Authority,
Revenue	5.00	7/1/34	2,900,000	3,110,453
				7,878,507
Washington - 4.7%
Central Puget Sound Regional Transit
Authority,
Sales Tax and Motor Vehicle Excise Tax
Revenue (Green Bonds)	5.00	11/1/31	1,250,000	1,462,313
King County Public Hospital District
Number 2,
Limited Tax GO (Valley Medical Center)	5.00	12/1/30	6,930,000	7,880,519
Port of Seattle,
Intermediate Lien Revenue	5.00	8/1/28	2,485,000	2,761,730
Port of Seattle,
Intermediate Lien Revenue	5.00	3/1/34	2,000,000	2,248,360

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Washington - 4.7% (continued)
Port of Seattle,
Limited Tax GO	5.75	12/1/25	830,000	928,471
Seattle,
Drainage and Wastewater
Improvement Revenue	5.00	9/1/27	5,025,000	5,560,564
Washington,
Motor Vehicle Fuel Tax GO	5.00	7/1/23	5,030,000	5,770,064
Washington,
Motor Vehicle Fuel Tax GO	5.00	2/1/24	4,315,000	4,891,959
				31,503,980
West Virginia - .2%
West Virginia University Board of
Governors,
University Improvement Revenue
(West Virginia University Projects)	5.00	10/1/22	1,475,000	1,627,677
Wisconsin - 1.8%
Public Finance Authority of Wisconsin,
Lease Development Revenue (KU
Campus Development Corporation -
Central District Development Project)	5.00	3/1/36	4,500,000	5,013,810
Wisconsin Health and Educational
Facilities Authority,
Health Facilities Revenue (UnityPoint
Health)	5.00	12/1/28	1,890,000	2,134,963
Wisconsin Health and Educational
Facilities Authority,
Revenue (ProHealth Care, Inc.
Obligated Group)	5.00	8/15/33	2,250,000	2,485,777
Wisconsin Health and Educational
Facilities Authority,
Revenue, Refunding (Children's
Hospital of Wisconsin, Inc.)	5.00	8/15/34	1,835,000	2,088,120
				11,722,670
U.S. Related - .7%
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; FSA)	5.25	7/1/36	4,400,000	4,784,340
Total Investments (cost $646,706,869)			99.1%	660,637,603
Cash and Receivables (Net)			0.9%	5,919,084
Net Assets			100.0%	666,556,687
LIBOR—London Interbank Offered Rate

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, these securities were valued at $1,086,430 or .16% of net assets.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Variable rate security—rate shown is the interest rate in effect at period end.
d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
e Auction Rate Security—interest rate is reset periodically under an auction process that is conducted by an auction agent. Rate shown is the interest rate in effect at period end.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Municipal Bond Fund, Inc.
February 28, 2018 (Unaudited)

The following is a summary of the inputs used as of February 28, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	660,637,603	-	660,637,603

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At February 28, 2018, accumulated net unrealized appreciation on investments was $13,930,734, consisting of $18,659,722 gross unrealized appreciation and $4,728,988 gross unrealized depreciation.

At February 28, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Intermediate Municipal Bond Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 16, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 16, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)